CONTRACT COSTS (Details) Rp in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 IDR (Rp)
Movement of contract costs
Beginning balance	Rp 1,096,000
Amortisation during the year	(1,156,000)
Addition current year	1,304,000
Ending balance	1,244,000
Short term portion		$ (64)	Rp (924,000)
Long term portion		$ 22	320,000
Provision for impairment of contract costs			0	Rp 0
Cost to obtain contracts
Movement of contract costs
Beginning balance	193,000
Amortisation during the year	(62,000)
Addition current year	274,000
Ending balance	405,000
Short term portion			(85,000)
Long term portion			320,000
Cost to fulfill
Movement of contract costs
Beginning balance	903,000
Amortisation during the year	(1,094,000)
Addition current year	1,030,000
Ending balance	Rp 839,000
Short term portion			Rp (839,000)